Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	33
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:	$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%	September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%	March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%	April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%	March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$103,276,185.11	0.2464825	$85,065,282.40	0.2030198	$18,210,902.71
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$321,576,185.11	0.2745464	$303,365,282.40	0.2589988	$18,210,902.71

Weighted Avg. Coupon (WAC)	4.59%		4.60%
Weighted Avg. Remaining Maturity (WARM)	31.86		30.98
Pool Receivables Balance	$377,028,957.44		$355,184,887.34
Remaining Number of Receivables	41,079		39,524

Adjusted Pool Balance	$368,475,931.74		$347,176,630.32

III. COLLECTIONS

Principal:
Principal Collections	$21,385,774.28
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$377,352.29
Total Principal Collections	$21,763,126.57

Interest:
Interest Collections	$1,439,454.41
Late Fees & Other Charges	$33,845.09
Interest on Repurchase Principal	$-
Total Interest Collections	$1,473,299.50

Collection Account Interest	$1,803.21
Reserve Account Interest	$618.18
Servicer Advances	$-

Total Collections	$23,238,847.46

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	33
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$23,238,847.46
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$23,238,847.46

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$314,190.80		$314,190.80	$314,190.80
Collection Account Interest					$1,803.21
Late Fees & Other Charges					$33,845.09
Total due to Servicer					$349,839.10

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$83,481.58		$83,481.58
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$380,005.75		$380,005.75	$380,005.75

Available Funds Remaining:					$22,509,002.61

3. Principal Distribution Amount:					$18,210,902.71

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$18,210,902.71
Class A-4 Notes				$-
Class A Notes Total:		18,210,902.71		$18,210,902.71
Total Noteholders Principal				$18,210,902.71

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,298,099.90

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,553,025.70
Beginning Period Amount	$8,553,025.70
Current Period Amortization	$544,768.68
Ending Period Required Amount	$8,008,257.02
Ending Period Amount	$8,008,257.02
Next Distribution Date Required Amount	$7,485,705.01

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$46,899,746.63	$43,811,347.92	$43,811,347.92
Overcollateralization as a % of Adjusted Pool	12.73%	12.62%	12.62%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	33
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.69%	39,005	98.35%	$349,317,974.83
30 - 60 Days	1.11%	439	1.38%	$4,915,442.12
61 - 90 Days	0.17%	68	0.23%	$811,084.42
91 + Days	0.03%	12	0.04%	$140,385.97
		39,524		$355,184,887.34
Total
Delinquent Receivables 61 + days past due	0.20%	80	0.27%	$951,470.39
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	89	0.28%	$1,052,960.25
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	95	0.29%	$1,154,861.37
Three-Month Average Delinquency Ratio	0.21%		0.28%

Repossession in Current Period		23		$284,067.40
Repossession Inventory		43		$227,862.90

Charge-Offs
Gross Principal of Charge-Off for Current Period				$458,295.82
Recoveries				$(377,352.29)
Net Charge-offs for Current Period				$80,943.53

Beginning Pool Balance for Current Period				$377,028,957.44

Net Loss Ratio				0.26%
Net Loss Ratio for 1st Preceding Collection Period				-0.33%
Net Loss Ratio for 2nd Preceding Collection Period				0.02%
Three-Month Average Net Loss Ratio for Current Period				-0.02%

Cumulative Net Losses for All Periods				$8,001,406.41
Cumulative Net Losses as a % of Initial Pool Balance				0.60%

Principal Balance of Extensions				$1,285,421.86
Number of Extensions				107

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